Long Term Debt (Narrative) (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 12, 2017 CAD ($)	Oct. 11, 2017 BBD ($)	Oct. 11, 2017 USD ($)	Sep. 27, 2017 USD ($)	Sep. 01, 2017 BBD ($)	Sep. 01, 2017 USD ($)	Mar. 22, 2017 USD ($)	Mar. 21, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Common Stock	$ 682		$ 354
Repayments of Long-term Debt	$ 453		$ 273
Senior secured credit facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2019
Emera Inc
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 900
Long-term Debt, Gross	$ 2,363		$ 2,366
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	2,424		2,324
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,965		$ 1,965
Nova Scotia Power Inc. [Member] | Line of Credit [Member] | Revolving term credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Oct. 01, 2021	Oct. 01, 2021	Oct. 01, 2020
Capitalization ratio	0.70%	0.70%	0.65%
Emera Brunswick Pipeline Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 248		$ 248
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	4,077		4,364
Tampa Electric Division [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	2,410		2,579
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 690		$ 1,141
TECO Finance, Inc. [Member] | U.S. Notes [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt		$ 300
The Barbados Light And Power Company Limited [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 20
The Barbados Light And Power Company Limited [Member] | BLPC BBD Secured fixed rate senior notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.65%						4.25%	4.25%
Debt Instrument, Face Amount									$ 20
Debt Instrument, Maturity Date	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
The Barbados Light And Power Company Limited [Member] | BLPC BBD Secured fixed rate senior notes [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			687.50%						5.875%	5.875%
Debt Instrument, Face Amount									$ 20
Debt Instrument, Maturity Date	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Line of Credit Facility, Maximum Borrowing Capacity										$ 20
The Barbados Light And Power Company Limited [Member] | BBD Demand loan facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.50%			4.00%	4.00%
Debt Instrument, Face Amount						$ 12
The Barbados Light And Power Company Limited [Member] | BBD Demand loan facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 12
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 408		$ 380
Emera Maine [Member] | USD senior unsecured notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								436.00%
Debt Instrument, Face Amount								$ 50
Debt Instrument, Maturity Date	Sep. 27, 2047	Sep. 27, 2047
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 166		130
Grand Bahama Power Company Limited [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 45
New Mexico Gas Company [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 363	$ 339
New Mexico Gas Company [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 125
Line of Credit Facility, Expiration Date	Mar. 22, 2022	Mar. 22, 2022	Dec. 17, 2018